Dividend Restrictions and Statutory Surplus (Details) (Insurance and HMO [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance and HMO [Member]
Dividend Restrictions and Statutory Surplus [Line Items]
Dividends available	$ 2,200,000,000
Proceeds from dividends received	1,200,000,000
Statutory net income	2,126,600,000	1,750,100,000	1,813,700,000
Statutory capital and surplus	$ 9,405,800,000	$ 8,431,000,000	$ 6,372,800,000